Share-based payments - PSUs issued and outstanding (Details) - Performance Share Units - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Share-based payments
Weighted average remaining contractual life (years)	1 year 8 months 26 days
Number of awards outstanding	2,167,284	2,000,000
June 30, 2026
Share-based payments
Weighted average remaining contractual life (years)	6 months
Number of awards outstanding	138,666
December 31, 2026
Share-based payments
Weighted average remaining contractual life (years)	1 year
Number of awards outstanding	28,618
October 31, 2027
Share-based payments
Weighted average remaining contractual life (years)	1 year 9 months 29 days
Number of awards outstanding	2,000,000